Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Funds held abroad	R$ 22	R$ 24	R$ 25
Weighted average interest rate	95.92%	92.80%	109.64%